Summary of Significant Accounting Policies - Schedule of Cost of Revenue Amounts and Percentages (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cost of Revenue Amounts and Percentages [Line Items]
Cost of revenue	$ 15,200,653	$ 14,137,109	$ 15,123,980
Percentage of cost of revenue	75.10%	76.20%	81.20%
Cost of MICE management solution services [Member]
Schedule of Cost of Revenue Amounts and Percentages [Line Items]
Cost of revenue	$ 13,457,220	$ 10,055,774	$ 9,797,524
Percentage of cost of revenue	66.50%	54.20%	52.60%
Cost of packaged tours services [Member]
Schedule of Cost of Revenue Amounts and Percentages [Line Items]
Cost of revenue	$ 1,743,433	$ 4,081,335	$ 4,977,208
Percentage of cost of revenue	8.60%	22.00%	26.70%
Other cost [Member]
Schedule of Cost of Revenue Amounts and Percentages [Line Items]
Cost of revenue			$ 349,248
Percentage of cost of revenue			1.90%